Exhibit 99.8

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Series Name	2023-5
Collection Period	November 2024
Payment Date	12/20/2024
Transaction Month	15
Anticipated Redemption Date	09/22/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$265,070,000.00	5.61%	09/08/2028
Class A-1b	$113,600,000.00	SOFR +0.68%	09/08/2028
Class B	$28,950,000.00	5.85%	09/08/2028
Class C	$17,380,000.00	6.09%	09/08/2028

Total	$425,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	12/13/2024
Compound SOFR for Interest Period	4.59824%
Spread over Compounded SOFR	0.68%
Note Interest Rate	5.27824%
Note Balance at the beginning of the Interest Period	$113,600,000.00
Days in the Interest Period	30
Note Monthly Interest	$499,673.39

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Series 2023-5 Available Funds and other sources of funds
Series 2023-5 Allocation Percentage x Group One Available Funds	$28,480,768.05
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$28,480,768.05

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$4,632,152.59
Required Reserve Amount	$4,632,152.59
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$4,632,152.59

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$33.09	$33.09	$0.00	$0.00	$28,480,734.96
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$28,479,484.96
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$28,479,484.96
Asset Representations Reviewer Fee	$16.35	$16.35	$0.00	$0.00	$28,479,468.61
Supplemental ARR Fee	$74.43	$74.43	$0.00	$0.00	$28,479,394.18
Servicing Fee	$326,620.29	$326,620.29	$0.00	$0.00	$28,152,773.89
Class A-1a Note Interest	$1,239,202.25	$1,239,202.25	$0.00	$0.00	$26,913,571.64
Class A-1b Note Interest	$499,673.39	$499,673.39	$0.00	$0.00	$26,413,898.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,413,898.25
Class B Note Interest	$141,131.25	$141,131.25	$0.00	$0.00	$26,272,767.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,272,767.00
Class C Note Interest	$88,203.50	$88,203.50	$0.00	$0.00	$26,184,563.50
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,184,563.50
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$26,184,563.50
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,184,563.50
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$26,184,563.50
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$26,184,563.50
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$26,184,563.50
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$26,184,563.50
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$26,184,563.50
Class R Interest	$26,184,563.50	$26,184,563.50	$0.00	$0.00	$0.00

Total	$28,480,768.05	$28,480,768.05	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,239,202.25	$0.00	$0.00	$1,239,202.25
Class A-1b	$0.00	$0.00	$499,673.39	$0.00	$0.00	$499,673.39
Class B	$0.00	$0.00	$141,131.25	$0.00	$0.00	$141,131.25
Class C	$0.00	$0.00	$88,203.50	$0.00	$0.00	$88,203.50

Total	$0.00	$0.00	$1,968,210.39	$0.00	$0.00	$1,968,210.39

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.68	$0.00	$4.68
Class A-1b	$1,000.00	$4.40	$0.00	$4.40
Class B	$1,000.00	$4.88	$0.00	$4.88
Class C	$1,000.00	$5.08	$0.00	$5.08

Total	$1,000.00	$4.63	$0.00	$4.63

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$265,070,000.00	1.00	$265,070,000.00	1.00
Class A-1b	$113,600,000.00	1.00	$113,600,000.00	1.00
Class B	$28,950,000.00	1.00	$28,950,000.00	1.00
Class C	$17,380,000.00	1.00	$17,380,000.00	1.00

Total	$425,000,000.00	1.00	$425,000,000.00	1.00

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$212,500,000.00
Ending Principal Funding Account Limit	$212,500,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.